Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Commercial loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		$ 19,672,332	$ 17,601,597
Net change on Balance	[1]	730,272	1,806,057
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(83,957)	(84,135)
Foreign exchange adjustments		(9,902)	348,813
Subtotal Commercial loans		20,308,745	19,672,332
Mortgage loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		10,346,528	9,387,372
Net change on Balance	[1]	1,086,840	969,868
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(11,046)	(10,712)
Foreign exchange adjustments
Subtotal Mortgage loans		11,422,322	10,346,528
Consumer Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		4,247,013	3,948,721
Net change on Balance	[1]	918,699	438,722
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(170,476)	(146,374)
Foreign exchange adjustments		(6)	5,944
Subtotal Consumer loans		4,995,230	4,247,013
Total		36,726,297	34,265,873
ECL [Member] | Commercial loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		318,841	481,390
Net change on Balance	[1]	65,480	(58,877)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	15,566	19,201
Refinements to models used for calculation		6,558	(45,261)
Amounts written off		(83,957)	(84,135)
Foreign exchange adjustments		(1,021)	6,523
Subtotal Commercial loans		321,467	318,841
ECL [Member] | Mortgage loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		38,986	34,652
Net change on Balance	[1]	23,644	6,327
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(3,123)	2,368
Refinements to models used for calculation		2,185	6,351
Amounts written off		(11,046)	(10,712)
Foreign exchange adjustments
Subtotal Mortgage loans		50,646	38,986
ECL [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		315,669	320,065
Net change on Balance	[1]	266,654	101,131
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	61,851	27,542
Refinements to models used for calculation		(24,205)	13,096
Amounts written off		(170,476)	(146,374)
Foreign exchange adjustments		3	209
Subtotal Consumer loans		449,496	315,669
Total		821,609	673,496
Stage 1 Individual [Member] | Commercial loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		10,968,881	8,918,334
Net change on Balance	[1]	1,146,093	1,750,645
Transfer to Stage 1		3,420,173	797,576
Transfer to Stage 2		(563,832)	(721,413)
Transfer to Stage 3		(9,385)	(2,720)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(2)
Foreign exchange adjustments		(26,060)	226,459
Subtotal Commercial loans		14,935,868	10,968,881
Stage 1 Individual [Member] | Mortgage loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 1 Individual [Member] | Consumer Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		14,935,868	10,968,881
Stage 1 Individual [Member] | ECL [Member] | Commercial loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		30,681	45,372
Net change on Balance	[1]	(5,301)	(13,624)
Transfer to Stage 1		33,979	5,149
Transfer to Stage 2		(1,178)	(3,268)
Transfer to Stage 3		(44)	(12)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(19,277)	(2,627)
Refinements to models used for calculation		29,263	(995)
Amounts written off		(2)
Foreign exchange adjustments		(989)	686
Subtotal Commercial loans		67,132	30,681
Stage 1 Individual [Member] | ECL [Member] | Mortgage loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 1 Individual [Member] | ECL [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		67,132	30,681
Stage 1 Group [Member] | Commercial loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		4,579,194	4,291,198
Net change on Balance	[1]	(110,736)	390,327
Transfer to Stage 1		901,257	767,931
Transfer to Stage 2		(1,119,924)	(858,851)
Transfer to Stage 3		(17,019)	(19,103)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(2)	(27)
Foreign exchange adjustments		(59)	7,719
Subtotal Commercial loans		4,232,711	4,579,194
Stage 1 Group [Member] | Mortgage loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		9,608,872	8,664,761
Net change on Balance	[1]	1,074,711	1,011,262
Transfer to Stage 1		1,660,510	1,221,879
Transfer to Stage 2		(1,842,069)	(1,281,402)
Transfer to Stage 3		(11,323)	(7,604)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(11)	(24)
Foreign exchange adjustments
Subtotal Mortgage loans		10,490,690	9,608,872
Stage 1 Group [Member] | Consumer Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		3,739,887	3,295,502
Net change on Balance	[1]	961,038	543,272
Transfer to Stage 1		986,727	787,325
Transfer to Stage 2		(1,360,916)	(879,653)
Transfer to Stage 3		(21,686)	(12,205)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(96)	(46)
Foreign exchange adjustments		(27)	5,692
Subtotal Consumer loans		4,304,927	3,739,887
Total		19,028,328	17,927,953
Stage 1 Group [Member] | ECL [Member] | Commercial loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		57,965	84,155
Net change on Balance	[1]	(11,628)	9,809
Transfer to Stage 1		30,100	40,313
Transfer to Stage 2		(13,749)	(16,615)
Transfer to Stage 3		(973)	(892)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(21,966)	(28,741)
Refinements to models used for calculation		7,218	(30,368)
Amounts written off		(2)	(27)
Foreign exchange adjustments		(150)	331
Subtotal Commercial loans		46,815	57,965
Stage 1 Group [Member] | ECL [Member] | Mortgage loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		8,266	7,657
Net change on Balance	[1]	2,120	(1,521)
Transfer to Stage 1		45,169	18,069
Transfer to Stage 2		(3,667)	(2,077)
Transfer to Stage 3		(84)	(53)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(42,189)	(15,782)
Refinements to models used for calculation		5,645	1,997
Amounts written off		(11)	(24)
Foreign exchange adjustments
Subtotal Mortgage loans		15,249	8,266
Stage 1 Group [Member] | ECL [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		153,994	145,399
Net change on Balance	[1]	159,017	36,335
Transfer to Stage 1		165,534	117,574
Transfer to Stage 2		(125,259)	(57,076)
Transfer to Stage 3		(3,677)	(1,485)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(104,217)	(76,550)
Refinements to models used for calculation		(17,927)	(10,338)
Amounts written off		(96)	(46)
Foreign exchange adjustments		3	181
Subtotal Consumer loans		227,372	153,994
Total		289,436	220,225
Stage 2 Individual [Member] | Commercial loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		3,459,715	3,661,811
Net change on Balance	[1]	(218,018)	(209,088)
Transfer to Stage 1		(3,419,679)	(797,576)
Transfer to Stage 2		566,547	732,462
Transfer to Stage 3		(93,970)	(32,441)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(16)
Foreign exchange adjustments		14,932	104,547
Subtotal Commercial loans		309,511	3,459,715
Stage 2 Individual [Member] | Mortgage loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 2 Individual [Member] | Consumer Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		309,511	3,459,715
Stage 2 Individual [Member] | ECL [Member] | Commercial loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		94,339	166,189
Net change on Balance	[1]	19,888	(70,947)
Transfer to Stage 1		(33,865)	(5,149)
Transfer to Stage 2		1,667	4,870
Transfer to Stage 3		(5,132)	(5,785)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	7,754	9,793
Refinements to models used for calculation		(29,670)	(7,357)
Amounts written off		(16)
Foreign exchange adjustments		(286)	2,725
Subtotal Commercial loans		54,679	94,339
Stage 2 Individual [Member] | ECL [Member] | Mortgage loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 2 Individual [Member] | ECL [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		54,679	94,339
Stage 2 Group [Member] | Commercial loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		214,276	199,810
Net change on Balance	[1]	(60,023)	(51,073)
Transfer to Stage 1		(892,717)	(767,917)
Transfer to Stage 2		1,168,769	921,908
Transfer to Stage 3		(130,928)	(88,525)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(30)	(156)
Foreign exchange adjustments		(2)	229
Subtotal Commercial loans		299,345	214,276
Stage 2 Group [Member] | Mortgage loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		449,804	401,997
Net change on Balance	[1]	21,391	(11,005)
Transfer to Stage 1		(1,620,547)	(1,221,879)
Transfer to Stage 2		1,966,976	1,332,093
Transfer to Stage 3		(95,613)	(51,395)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		17	(7)
Foreign exchange adjustments
Subtotal Mortgage loans		722,028	449,804
Stage 2 Group [Member] | Consumer Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		287,814	324,440
Net change on Balance	[1]	(52,847)	(67,751)
Transfer to Stage 1		(976,316)	(787,325)
Transfer to Stage 2		1,429,394	943,398
Transfer to Stage 3		(227,370)	(124,873)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(32)	(291)
Foreign exchange adjustments		26	216
Subtotal Consumer loans		460,669	287,814
Total		1,482,042	951,894
Stage 2 Group [Member] | ECL [Member] | Commercial loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		8,306	12,103
Net change on Balance	[1]	4,870	(220)
Transfer to Stage 1		(28,450)	(40,307)
Transfer to Stage 2		20,952	26,896
Transfer to Stage 3		(14,807)	(12,720)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	22,854	26,879
Refinements to models used for calculation		(1,446)	(4,188)
Amounts written off		(30)	(156)
Foreign exchange adjustments		(2)	19
Subtotal Commercial loans		12,247	8,306
Stage 2 Group [Member] | ECL [Member] | Mortgage loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		12,115	6,221
Net change on Balance	[1]	11,491	1,118
Transfer to Stage 1		(41,432)	(18,069)
Transfer to Stage 2		12,895	4,084
Transfer to Stage 3		(12,562)	(4,240)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	42,489	19,309
Refinements to models used for calculation		(3,460)	3,699
Amounts written off		17	(7)
Foreign exchange adjustments
Subtotal Mortgage loans		21,553	12,115
Stage 2 Group [Member] | ECL [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		49,109	49,789
Net change on Balance	[1]	14,962	(6,166)
Transfer to Stage 1		(159,538)	(117,574)
Transfer to Stage 2		155,549	79,524
Transfer to Stage 3		(104,895)	(46,739)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	137,853	91,107
Refinements to models used for calculation		(6,277)	(561)
Amounts written off		(32)	(291)
Foreign exchange adjustments		1	20
Subtotal Consumer loans		86,732	49,109
Total		120,532	69,530
Stage 3 Individual [Member] | Commercial loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		167,633	204,449
Net change on Balance	[1]	(23,535)	(44,630)
Transfer to Stage 1		(494)
Transfer to Stage 2		(2,715)	(11,049)
Transfer to Stage 3		103,354	35,162
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(26,788)	(25,470)
Foreign exchange adjustments		1,325	9,171
Subtotal Commercial loans		218,780	167,633
Stage 3 Individual [Member] | Mortgage loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 3 Individual [Member] | Consumer Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		218,780	167,633
Stage 3 Individual [Member] | ECL [Member] | Commercial loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		56,154	89,711
Net change on Balance	[1]	1,065	(24,393)
Transfer to Stage 1		(114)
Transfer to Stage 2		(489)	(1,602)
Transfer to Stage 3		5,176	5,797
Impact on year-end ECL of exposures transferred between stages during the year	[2]	16,753	7,344
Refinements to models used for calculation		1,500	2,415
Amounts written off		(26,788)	(25,470)
Foreign exchange adjustments		418	2,352
Subtotal Commercial loans		53,675	56,154
Stage 3 Individual [Member] | ECL [Member] | Mortgage loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 3 Individual [Member] | ECL [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		53,675	56,154
Stage 3 Group [Member] | Commercial loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		280,313	322,124
Net change on Balance	[1]	(4,502)	(29,657)
Transfer to Stage 1		(8,540)	(14)
Transfer to Stage 2		(48,845)	(63,057)
Transfer to Stage 3		147,948	107,627
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(56,977)	(57,398)
Foreign exchange adjustments		(38)	688
Subtotal Commercial loans		309,359	280,313
Stage 3 Group [Member] | Mortgage loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		287,818	320,200
Net change on Balance	[1]	(9,228)	(30,009)
Transfer to Stage 1		(39,963)
Transfer to Stage 2		(124,907)	(50,691)
Transfer to Stage 3		106,936	58,999
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(11,052)	(10,681)
Foreign exchange adjustments
Subtotal Mortgage loans		209,604	287,818
Stage 3 Group [Member] | Consumer Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		218,029	327,102
Net change on Balance	[1]	9,800	(36,418)
Transfer to Stage 1		(10,411)
Transfer to Stage 2		(68,478)	(63,745)
Transfer to Stage 3		249,056	137,078
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(170,324)	(146,024)
Foreign exchange adjustments		(5)	36
Subtotal Consumer loans		227,667	218,029
Total		746,630	786,160
Stage 3 Group [Member] | ECL [Member] | Commercial loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		70,594	82,576
Net change on Balance	[1]	56,158	40,040
Transfer to Stage 1		(1,650)	(6)
Transfer to Stage 2		(7,203)	(10,281)
Transfer to Stage 3		15,780	13,612
Impact on year-end ECL of exposures transferred between stages during the year	[2]	9,448	6,553
Refinements to models used for calculation			(4,912)
Amounts written off		(56,977)	(57,398)
Foreign exchange adjustments		(12)	410
Subtotal Commercial loans		86,138	70,594
Stage 3 Group [Member] | ECL [Member] | Mortgage loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		18,601	20,744
Net change on Balance	[1]	10,037	6,758
Transfer to Stage 1		(3,737)
Transfer to Stage 2		(9,228)	(2,007)
Transfer to Stage 3		12,646	4,293
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(3,423)	(1,159)
Refinements to models used for calculation			653
Amounts written off		(11,052)	(10,681)
Foreign exchange adjustments
Subtotal Mortgage loans		13,844	18,601
Stage 3 Group [Member] | ECL [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		111,804	124,357
Net change on Balance	[1]	92,191	71,045
Transfer to Stage 1		(5,996)
Transfer to Stage 2		(30,290)	(22,448)
Transfer to Stage 3		108,572	48,224
Impact on year-end ECL of exposures transferred between stages during the year	[2]	28,215	12,985
Refinements to models used for calculation			23,657
Amounts written off		(170,324)	(146,024)
Foreign exchange adjustments		(1)	8
Subtotal Consumer loans		134,171	111,804
Total		234,153	200,999
POCI [Member] | Commercial loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		2,320	3,871
Net change on Balance	[1]	993	(467)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(142)	(1,084)
Foreign exchange adjustments
Subtotal Commercial loans		3,171	2,320
POCI [Member] | Mortgage loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		34	414
Net change on Balance	[1]	(34)	(380)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans			34
POCI [Member] | Consumer Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		1,283	1,677
Net change on Balance	[1]	708	(381)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(24)	(13)
Foreign exchange adjustments
Subtotal Consumer loans		1,967	1,283
Total		5,138	3,637
POCI [Member] | ECL [Member] | Commercial loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		802	1,284
Net change on Balance	[1]	428	458
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		(307)	144
Amounts written off		(142)	(1,084)
Foreign exchange adjustments
Subtotal Commercial loans		781	802
POCI [Member] | ECL [Member] | Mortgage loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		4	30
Net change on Balance	[1]	(4)	(28)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation			2
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans			4
POCI [Member] | ECL [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of gross carrying amount and corresponding allowance for ECL [Line Items]
Balance		762	520
Net change on Balance	[1]	484	(83)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation		(1)	338
Amounts written off		(24)	(13)
Foreign exchange adjustments
Subtotal Consumer loans		1,221	762
Total		$ 2,002	$ 1,568

[1]	Net change between assets originated and assets repaid excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.